PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities narrative (Details) ৳ in Millions, $ in Millions, $ in Billions						5 Months Ended	12 Months Ended
	Nov. 20, 2017 USD ($)	Apr. 27, 2016 action	Aug. 13, 2015	May 18, 2015 USD ($) card	Apr. 01, 2012 USD ($) operator card	Aug. 31, 2017 amendment	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2019 USD ($)	Jul. 05, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Nov. 20, 2017 BDT (৳)	May 18, 2015 BDT (৳)	Apr. 01, 2012 BDT (৳)
Disclosure of other provisions [line items]
Threshold value of other individual contingencies for disclosure | $									$ 5
Total value of all other individual contingencies above threshold other than amounts already disclosed | $									69		$ 68
VEON - Securities Class Action
Disclosure of other provisions [line items]
Number of class action lawsuits filed against the company | action		2
Catalyst
Disclosure of other provisions [line items]
Damages sought alleging breach of contract							$ 1,034	$ 1.3
VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Legal provisions | $									$ 11		$ 11
Dispute Concerning Sale of Telecel Global Limited [Member]
Disclosure of other provisions [line items]
Number of amendments to SPA | amendment						3
NBR | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax					$ 94									৳ 7,740
Number of random SIM cards purchased by NBR					5
Total number of SIM cards issued					7,021,834
Number of other operators that received notices | operator					3
Percentage of exposure of the original demand					8.50%
Assessed SIM tax liability					$ 92									৳ 7,620
LTU | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax	$ 20											৳ 1,690
Number of random SIM cards purchased by Review Committee					1,200
Percentage of incorrectly registered SIM cards					4.83%
Number of SIM cards incorrectly issued				6,887,633
SIM tax payable on incorrectly issued SIM cards				$ 64									৳ 5,320
Percentage of SIM tax deposited	10.00%		10.00%
Niel Natural Resources Investments S.A. | Dispute Concerning Sale of Telecel Global Limited [Member]
Disclosure of other provisions [line items]
Escrow deposit | £										£ 250,000